Document And Entity Information	3 Months Ended
Mar. 31, 2022
Document Information Line Items
Entity Registrant Name	ADIAL PHARMACEUTICALS, INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 3 (this “Amendment”) to the Registration Statement on Form S-1, as amended by Amendment No. 1 and Amendment No. 2 thereto (SEC File No. 333-229615) (the “Original Registration Statement”), of Adial Pharmaceuticals, Inc. (the “Company”) is being filed pursuant to the undertakings in the Original Registration Statement to update and supplement the information contained in the Original Registration Statement, which was originally declared effective by the Securities and Exchange Commission on February 20, 2019.The Original Registration Statement, as amended by this Amendment, pertains solely to the registration of 2,133,750 shares (the “Warrant Shares”) of common stock, par value $0.001 per share, underlying warrants (the “Offering Warrants”) previously issued by the Company. The Warrant Shares were initially registered on the Original Registration Statement.For the convenience of the reader, this Amendment sets forth the Original Registration Statement in its entirety, as amended by this Amendment. This Amendment is being filed to incorporate certain information from the Company’s Annual Report on Form 10-K for the year ended December 31, 2021 filed with the SEC on March 28, 2022.No additional securities are being registered under this Amendment. All applicable registration fees were paid at the time of the filing of the Original Registration Statement. Accordingly, the Company hereby amends the Original Registration Statement, as amended and supplemented through the date hereof, by filing this Amendment.
Entity Central Index Key	0001513525
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Mar. 31, 2022
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE